PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2026
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	June 30,	December 31,
	2026	2025
Land and buildings	$3,239,944	$3,285,708
Building fixtures, facilities, and furniture	225,131	225,971
Leasehold improvement	26,904	27,284
Landscaping	22,930	23,254
Office equipment and fixtures	3,690	3,742
Vehicles	43,033	43,641
Construction in progress	890,535	412,675
Total Assets	4,452,167	4,022,275
Less: accumulated depreciation	(290,038)	(253,681)
Net Assets	$4,162,129	$3,768,594